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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment / /;      Amendment Number:
        This Amendment (Check only one.):   / / is a restatement.
                                            / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     McCarthy Group Asset Management, Inc.
Address:  1125 South 103rd Street, Suite 450
          Omaha, Nebraska
          68124

Form 13F File Number:   28-  05489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Jarvis
Title: Chairman
Phone: (402) 393-8281

Signature, Place, and Date of Signing:

        /s/ Richard L. Jarvis           Omaha, Nebraska        5/9/03
       -----------------------          ------------------   ----------
            [Signature]                   [City, State]        [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
         -------------------      -----------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-
                                           --------------------------

Form 13F Information Table Entry Total:     102
                                           --------------------------

Form 13F Information Table Value Total:     $153,230
                                           --------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.             Form 13F File Number          Name

     NONE         28-
   --------          ------------------           -------------------------
     [Repeat as necessary.]

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McCarthy Group Asset Management, Inc.
FORM 13F
                     31-Mar-03

                                                           Value     Shares/   Sh/  Put/  Invstmt  Other         Voting Authority
Name of Issuer                 Title of cl CUSIP           (x$1000)  Prn Amt   Prn  Call  Decretn  Managers   Sole Shared      None
Boston Properties, Inc.        COM         101121101             430     11337  SH        Defined            11012              325
Cantel Medical Corporation     COM         138098108            1289    100943  SH        Defined            99377             1566
Carnival Cruise Lines - Cl A   COM         143658102            1724     71520  SH        Defined            63229             8291
Cendant Corp                   COM         151313103            3617    284790  SH        Defined           247713            37077
Chateau Communities            COM         161726104             757     40141  SH        Defined            39266              875
Comverse Technology            COM         205862402            3192    282242  SH        Defined           269905            12337
Concord EFS Inc.               COM         206197105            2080    221298  SH        Defined           213724             7574
Conmed Corp                    COM         207410101            1314     80077  SH        Defined            77833             2244
Convergys Corp                 COM         212485106            2818    213520  SH        Defined           206580             6940
Cousins Properties             COM         222795106             576     22273  SH        Defined            22273
Ecolab Inc                     COM         278865100             215      4350  SH        Defined             3370              980
FNB Corporation                COM         302520101            3352    117029  SH        Defined                            117029
Factset Research Systems Inc   COM         303075105            1657     51068  SH        Defined            49177             1891
Freddie Mac                    COM         313400301            1412     26590  SH        Defined            24776             1814
Federal Realty Invs Trust      COM         313747206             344     11317  SH        Defined            10980              337
Gables Residential Trust       COM         362418105             680     25400  SH        Defined            25400
IHOP Corp                      COM         449623107            1780     78959  SH        Defined            74635             4324
IMS Health Inc                 COM         449934108            2333    149474  SH        Defined           135080            14394
Insituform Technologies Class  COM         457667103            1402    104210  SH        Defined           102704             1506
Interpublic Group Cos Inc      COM         460690100             132     14214  SH        Defined             6014             8200
iShares MSCI EAFE Index Fund   COM         464287465             725      8000  SH        Defined             8000
iShares DJ US Real Estate      COM         464287739             479      6244  SH        Defined             6244
IShares S & P Small Cap 600    COM         464287804             979     10700  SH        Defined            10700
Johnson & Johnson Com          COM         478160104             312      5396  SH        Defined             4159             1237
Kroger Co                      COM         501044101            1919    145922  SH        Defined           139656             6266
Liberty Media Corp Cl A        COM         530718105            7262    746341  SH        Defined           688987            57354
M & F Worldwide Corp.          COM         552541104             259     38886  SH        Defined            33586             5300
Manufactured Home Communities  COM         564682102             589     19904  SH        Defined            18701             1203
Mattel Inc                     COM         577081102            2226     98954  SH        Defined            96151             2803
Merck & Co                     COM         589331107            3105     56675  SH        Defined            50514             6161
S & P 400 Mid-Cap Dep Receipts COM         595635103             993     13300  SH        Defined            13300
NCO Group Inc                  COM         628858102            1696    116949  SH        Defined           114463             2486
Newfield Exploration Cos       COM         651290108            2027     59808  SH        Defined            57602             2206
Novastar Financial, Inc.       COM         669947400           10142    296985  SH        Defined           296985
Novell Inc                     COM         670006105            1447    672823  SH        Defined           651918            20905
Paxar Corp                     COM         704227107             669     58404  SH        Defined            58404
Perrigo Co.                    COM         714290103            1909    160660  SH        Defined           153432             7228
Post Properties Inc            COM         737464107             230      9539  SH        Defined             9239              300
Quintiles Transnational Corp.  COM         748767100            1473    121135  SH        Defined           118535             2600
Republic Services Inc          COM         760759100            3906    196873  SH        Defined           188127             8746
Reynolds & Reynolds A          COM         761695105            2474     97805  SH        Defined            95345             2460
Safeway, Inc.                  COM         786514208            1942    102594  SH        Defined            99036             3558
Scotts Co Cl A                 COM         810186106            1619     31253  SH        Defined            30978              275
Shaw Group Inc                 COM         820280105            1361    135439  SH        Defined           133816             1623
Simon Ppty Group Inc           COM         828806109             554     15474  SH        Defined            13439             2035
Stone Energy Corp              COM         861642106            1687     50252  SH        Defined            48250             2002
Suntrust Banks Inc             COM         867914103             243      4612  SH        Defined             4612
TMP Worldwide Inc              COM         872941109            1774    165338  SH        Defined           160085             5253
Torchmark Corp                 COM         891027104            2107     58855  SH        Defined            57058             1797
Tyco Intl Ltd                  COM         902124106            4036    313874  SH        Defined           290137            23737
U.S. Bancorp                   COM         902973304             233     12278  SH        Defined             9405             2873
Universal Forest Products      COM         913543104            1241     80054  SH        Defined            77932             2122
Valassis Communications        COM         918866104             306     11581  SH        Defined             9180             2401
Vital Signs Inc                COM         928469105            1655     62463  SH        Defined            60037             2426

Vornado Realty Trust           COM         929042109             398     11114  SH        Defined            10193              921
Wash Mutual Inc                COM         939322103            5225    148142  SH        Defined           142606             5536
Wausau-Mosinee Paper Corporati COM         943315101             832     81581  SH        Defined            81581
Yum! Brands Inc.               COM         988498101             296     12184  SH        Defined             9742             2442
Zale Corp                      COM         988858106            1709     52200  SH        Defined            50740             1460
AMB Ppty Corp                  COM         00163t109             268      9478  SH        Defined             9318              160
AOL Time Warner                COM         00184a105            3193    294032  SH        Defined           265181            28851
Advent Software Inc            COM         007974108            1591    130719  SH        Defined           128962             1757
Affiliated Managers Group      COM         008252108             848     20400  SH        Defined            20400
Albertson's Inc.               COM         013104104             915     48550  SH        Defined            39950             8600
Apache Corp.                   COM         037411105            1960     31752  SH        Defined            30593             1159
Apogent Technologies Inc       COM         03760a101            3592    246369  SH        Defined           225870            20499
Applebees Intl Inc             COM         037899101            1514     53996  SH        Defined            53402              594
Celera Genomics Group - Appler COM         038020202            1685    195480  SH        Defined           182997            12483
Archstone-Smith Trust          COM         039583109             226     10293  SH        Defined            10093              200
Arden Rlty Group Inc           COM         039793104             853     37591  SH        Defined            36834              757
Avalonbay Communities Inc      COM         053484101             411     11140  SH        Defined            10828              312
Avatar Holdings Inc. CV        CONV        053494AD2              66     65000  PRN       Defined            40000            25000
Berkshire Hathaway Inc Cl B    COM         084670207            2477      1159  SH        Defined             1042              117
Biogen Inc                     COM         090597105            1739     58034  SH        Defined            52882             5152
H & R Block Inc                COM         093671105             359      8412  SH        Defined             7568              844
Charter Communications Class A COM         16117M107             903   1088031  SH        Defined          1076936            11095
Comverse Technologies CV       CONV        205862AJ4              59     65000  PRN       Defined                             65000
Devon Energy Corporation       COM         25179M103            2539     52649  SH        Defined            50783             1866
EFunds Corp                    COM         28224r101            1440    209666  SH        Defined           204237             5429
Energen Corp                   COM         29265n108            1408     43911  SH        Defined            42440             1471
FEI Company                    CONV        30241LAB5             191    210000  PRN       Defined           120000            90000
Firstservice Corp              COM         33761n109             755     67944  SH        Defined            67944
Host Marriott Corporation      COM         44107p104             281     40588  SH        Defined            34138             6450
Insight Communications Co.     COM         45768v108            1604    134210  SH        Defined           130189             4021
Interpublic Group              CONV        460690AJ9             323    390000  PRN       Defined           310000            80000
Intrado, Inc.                  COM         46117a100            1538    194723  SH        Defined           189127             5596
Kilroy Realty Corp             COM         49427f108             525     23764  SH        Defined            21894             1870
Level 3 Communications, Inc.   COM         52729n100              60     11555  SH        Defined            11177              378
Netiq Corp                     COM         64115p102            1513    135597  SH        Defined           130599             4998
Orthodontic Centers Of Ameri   COM         68750p103            1271    243902  SH        Defined           233328            10574
Parker Drilling CV             CONV        701081AD3             436    460000  PRN       Defined           435000            25000
Precision Drilling Corp        COM         74022D100            1201     35991  SH        Defined            35102              889
Principal Financial Group      COM         74251v102             414     15272  SH        Defined            15272
Public Storage Inc             COM         74460D109             272      8988  SH        Defined             8146              842
R H Donnelley Corp             COM         74955w307            1161     39134  SH        Defined            37847             1287
Reckson Associates Realty      COM         75621k106             597     31751  SH        Defined            30926              825
Standard & Poor's 500 Deposito COM         78462f103            4289     50612  SH        Defined            50612
Thermo Electron Corp           CONV        883556ah5              15     15000  PRN       Defined            15000
Waste Management               COM         94106l109            3628    171291  SH        Defined           153118            18173
Westar Energy Inc.             COM         95709t100            1431    118041  SH        Defined           114632             3409
Fresh Del Monte Produce Inc.   COM         G36738105             535     35074  SH        Defined            35074
Trenwick Group Inc             COM         g9032c109               3     24375  SH        Defined                             24375
REPORT SUMMARY                         102 DATA RECORDS       153230               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED